Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Condensed Financial Information of the Company
39	CONDENSED FINANCIAL INFORMATION OF THE COMPANY

(a)	Condensed statements of comprehensive income

	2018 Million	2017 Million	2016 Million

Dividend income	60,044	111,490	49,080

Operating expenses	(67)	(77)	(71)

Interest and other income	41	23	11

Other gains/(losses)	250	(87)	57

Finance costs	—	(2)	(3)

Profit before taxation	60,268	111,347	49,074

Taxation	—	(14)	(1)

PROFIT FOR THE YEAR	60,268	111,333	49,073

Other comprehensive income for the year	—	—	—

TOTAL COMPREHENSIVE INCOME FOR THE YEAR	60,268	111,333	49,073

(b)	Condensed balance sheets

	As of December 31, 2018 Million	As of December 31, 2017 Million

Non-current assets	491,748	490,256

Current assets	2,614	2,718

Current liabilities	4,708	3,658

Non-current liabilities	—	—

NET ASSETS	489,654	489,316

TOTAL EQUITY	489,654	489,316

In the Company’s balance sheets, an investment in a subsidiary is stated at cost less impairment losses. The results of subsidiaries are accounted for by the Company on the basis of dividends received and receivable.

(c)	Condensed statements of cash flows

	2018 Million	2017 Million	2016 Million

Net cash generated from operating activities	2	(72)	(69)

Net cash generated from investing activities	15,792	28,840	12,900

Net cash used in financing activities	(16,331)	(28,913)	(12,813)

Net (decrease)/increase in cash and cash equivalents	(537)	(145)	18

Cash and cash equivalents at beginning of year	554	796	753

Effect of changes in foreign exchange rate	228	(97)	25

Cash and cash equivalents at end of year	245	554	796